CONSOLIDATED BALANCE SHEET - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT
Cash and cash equivalents	R$ 11,860,415	R$ 9,505,951
Marketable securities	7,913,730	7,546,639
Trade accounts receivable	6,488,192	9,607,012
Inventories	6,422,496	5,728,261
Recoverable taxes	747,847	549,580
Derivative financial instruments	3,747,881	3,048,493
Advances to suppliers	103,181	108,146
Dividends receivable		7,334
Other assets	778,557	1,021,234
Total current assets	38,062,299	37,122,650
NON-CURRENT
Marketable securities	441,140	419,103
Recoverable taxes	1,357,354	1,406,363
Deferred taxes	147,638	3,986,415
Derivative financial instruments	1,731,906	1,825,256
Advances to suppliers	1,981,199	1,592,132
Judicial deposits	342,017	362,561
Other assets	289,433	279,955
Biological assets	16,914,120	14,632,186
Investments	640,269	612,516
Property, plant and equipment	56,028,308	50,656,634
Right of use	5,230,789	5,109,226
Intangible	15,112,147	15,192,971
Total non-current assets	100,216,320	96,075,318
TOTAL ASSETS	138,278,619	133,197,968
CURRENT
Trade accounts payable	6,347,954	6,206,570
Loans, financing and debentures	5,532,543	3,335,029
Lease liabilities	710,906	672,174
Derivative financial instruments	483,512	667,681
Taxes payable	425,156	449,122
Payroll and charges	629,911	674,525
Liabilities for assets acquisitions and subsidiaries	101,207	1,856,763
Dividends payable	2,678	5,094
Advances from customers	74,538	131,355
Other liabilities	541,190	494,230
Total current liabilities	14,849,595	14,492,543
NON-CURRENT
Loans, financing and debentures	68,999,788	71,239,562
Lease liabilities	5,485,078	5,510,356
Derivative financial instruments	1,735,204	4,179,114
Liabilities for assets acquisitions and subsidiaries	179,657	205,559
Provision for judicial liabilities	3,175,080	3,256,310
Employee benefit plans	701,933	691,424
Deferred taxes	11,377	1,118
Share-based compensation plans	183,589	162,117
Advances from customers	136,161	136,161
Other liabilities	121,144	157,339
Total non-current liabilities	80,729,011	85,539,060
TOTAL LIABILITIES	95,578,606	100,031,603
EQUITY
Share capital	9,235,546	9,235,546
Capital reserves	22,584	18,425
Treasury shares	(1,381,600)	(2,120,324)
Profit reserves	22,690,645	24,207,869
Other reserves	1,650,150	1,719,516
Retained earnings	10,370,124
Controlling shareholders'	42,587,449	33,061,032
Non-controlling interest	112,564	105,333
Total equity	42,700,013	33,166,365
TOTAL LIABILITIES AND EQUITY	R$ 138,278,619	R$ 133,197,968